Long-Term Debt - Schedule of Debt Composition (Parenthetical) (Detail) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Mar. 31, 2013 ILS	Mar. 31, 2013 USD ($) Ratio	Mar. 31, 2012 Ratio	Mar. 31, 2013 U.S. dollars [Member]	Mar. 31, 2013 NIS [Member]	Mar. 31, 2013 New York [Member] USD ($) Y Ratio	Mar. 31, 2012 New York [Member] USD ($)
Proforma Debt Instrument [Line Items]
Loans outstanding		$ 842
Interest rate				6.10%	5.80%	1.25%
Remaining loans outstanding	20,205
Debt maturity date	November 2014
Secured indebtedness, maximum amount		20,000
Ratio of EBITDA to total net interest expense and current principal payable on long-term indebtedness	Less than 2:1
Mortgage loan						$ 7,552	$ 8,309
Mortgage term						15 years
Debt service coverage ratio		2.20	2.15			1.90
Effective interest rate of mortgage loan fixed						6.16%
Interest rate swap of mortgage term						15
Interest rate of mortgage loan						LIBOR plus 1.25%